Note 8 - Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Commitments Disclosure [Text Block]
8.
     Commitments

Lease Agreement

We lease approximately
8,400
square feet of office and laboratory space pursuant to an operating lease which expires on
December 31, 2022.
Rent expense for the
three
-month periods ended
March 31, 2020
and
2019
was
$41,539
and
$40,316,
respectively. Future minimum lease payments total
$124,616
in
2020,
$171,213
in
2021
and
$176,356
in
2022,
although the lease
may
be terminated at any time by either party with
ninety
days written notice.

Other Commitments

In the normal course of business, we enter into various firm purchase commitments related to production and testing of our vaccine, conduct of research studies, and other activities. As of
March 31, 2020,
there are approximately
$539,000
of unrecorded outstanding purchase commitments to our vendors and subcontractors, all of which we expect will be due in
2020.
We expect this entire amount to be reimbursable to us pursuant to existing government grants.

6
.     Commitments

Lease Agreement

We lease approximately
8,400
square feet of office and laboratory space pursuant to an operating lease which expires on
December 31, 2022.
Rent expense for the years ended
December 31, 2019
and
2018
was
$161,673
and
$156,939,
respectively. Future minimum lease payments total
$166,155
in
2020,
$171,213
in
2021
and
$176,356
in
2022,
although the lease
may
be terminated at any time by either party with
ninety
days written notice.

Other Commitments

In the normal course of business, we enter into various firm purchase commitments related to production and testing of our vaccine, conduct of research studies, and other activities. As of
December 31, 2019,
we had approximately
$294,000
of unrecorded outstanding purchase commitments to our vendors and subcontractors, all of which we expect will be due in
2020.
We expect this entire amount to be reimbursable to us pursuant to currently outstanding government grants.